Goldman Sachs Government Money Market Fund Investment Risks - Service Shares [Member] - Goldman Sachs Government Money Market Fund	Dec. 31, 2025
Credit Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities and counterparties may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or, or, at times maintain a stable $1.00 share price and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund's investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Tax Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Diversification Risk. The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Diversification Requirements”). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the Fund invested in securities issued by the U.S. government must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer. In addition, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”), in order for the Fund to qualify for “look through” treatment under the Diversification Requirements. To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment. Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. Operating as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act, may make it difficult for the Fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the Fund invests as a result of changes to the rules that govern Securities and Exchange Commission (“SEC”) registered money market funds. A failure to satisfy the Diversification Requirements (whether resulting from the Fund's investments, investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information (the “SAI”) for more information.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.